Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Aerospace & Defense - 2.2%
Airbus SE - ADR	15,200	$605,492

Beverages - 2.7%
Heineken Holding NV	12,520	750,248

Building Products - 2.7%
Assa Abloy AB - Class B	25,603	756,252

Capital Markets - 11.5%
Brookfield Corp.	35,940	2,064,753
Charles Schwab Corp.	4,150	307,141
CME Group, Inc.	3,420	794,227
		3,166,121

Chemicals - 3.4%
Air Products and Chemicals, Inc.	3,227	935,959

Commercial Services & Supplies - 1.1%
MillerKnoll, Inc.	13,125	296,494

Entertainment - 1.9%
Walt Disney Co.	4,639	516,553

Financial Services - 13.7%
Berkshire Hathaway, Inc. - Class B (a)	2,556	1,158,584
Fiserv, Inc. (a)	7,556	1,552,153
Visa, Inc. - Class A	3,428	1,083,385
		3,794,122

GICS~Energy Equipment & Services - 1.9%
Schlumberger, Ltd.	13,810	529,475

Ground Transportation - 4.9%
U-Haul Holding Co.	10,837	694,110
Union Pacific Corp.	2,954	673,630
		1,367,740

Health Care Equipment & Supplies - 3.2%
Smith & Nephew PLC	70,835	879,152

Health Care Providers & Services - 8.9%
Centene Corp. (a)	15,593	944,624
CVS Health Corp.	12,217	548,421
McKesson Corp.	1,678	956,309
		2,449,354

Hotels, Restaurants & Leisure - 6.1%
Booking Holdings, Inc.	117	581,305
Compass Group PLC	33,136	1,104,271
		1,685,576

Household Durables - 2.2%
Sony Corp. - ADR	28,310	599,040

Insurance - 6.7%
Aon PLC - Class A	1,840	660,854
Markel Group, Inc. (a)	695	1,199,730
		1,860,584

Interactive Media & Services - 1.9%
Tencent Holdings, Ltd.	9,910	532,079

Machinery - 2.0%
Donaldson Co., Inc.	8,245	555,301

Media - 3.7%
Comcast Corp. - Class A	27,052	1,015,261

Oil, Gas & Consumable Fuels - 3.6%
Occidental Petroleum Corp.	19,880	982,271

Pharmaceuticals - 2.9%
Novartis AG - ADR	8,330	810,592

Software - 6.5%
Microsoft Corp.	1,215	512,123
Oracle Corp.	7,769	1,294,626
		1,806,749
TOTAL COMMON STOCKS (Cost $19,033,634)		25,894,415

PREFERRED STOCKS - 4.4%
Technology Hardware, Storage & Peripherals - 4.4%
Samsung Electronics Co. Ltd. 0.00%,	40,220	1,207,570
TOTAL PREFERRED STOCKS (Cost $1,070,154)		1,207,570

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Treasury Obligations Fund - Class Z, 4.36% (b)	527,382	527,382
TOTAL SHORT-TERM INVESTMENTS (Cost $527,382)		527,382

TOTAL INVESTMENTS - 100.0% (Cost $20,631,170)		27,629,367
Other Assets in Excess of Liabilities - 0.0% (c)		13,593
TOTAL NET ASSETS - 100.0%		$27,642,960
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Scharf Global Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,894,415	$–	$–	$25,894,415
Preferred Stocks	1,207,570	–	–	1,207,570
Money Market Funds	527,382	–	–	527,382
Total Investments	$27,629,367	$–	$–	$27,629,367

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$18,319,918	66.3%
Canada	2,064,753	7.5
United Kingdom	1,983,423	7.2
South Korea	1,207,570	4.4
Switzerland	810,592	2.9
Sweden	756,252	2.7
Netherlands	750,248	2.7
France	605,492	2.2
Japan	599,040	2.2
China	532,079	1.9
Other Assets in Excess of Liabilities	13,593	0.0 (a)
	$27,642,960	100.0%

(a)	Represents less than 0.05% of net assets.